Document and Entity Information Document and Entity Information	Sep. 08, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity File Number	1-11607
Entity Registrant Name	DTE Energy Co
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-3217752
Entity Address, Address Line One	One Energy Plaza
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226-1221
City Area Code	313
Local Phone Number	235-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000936340
Amendment Flag	false
DTE Electric
Entity Information [Line Items]
Entity File Number	1-2198
Entity Registrant Name	DTE Electric Co
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-0478650
Common stock, without par value
Entity Information [Line Items]
Title of 12(b) Security	Common stock, without par value
Trading Symbol	DTE
Security Exchange Name	NYSE
2017 Series E 5.25% Junior Subordinated Debentures due 2077
Entity Information [Line Items]
Title of 12(b) Security	2017 Series E 5.25% Junior Subordinated Debentures due 2077
Trading Symbol	DTW
Security Exchange Name	NYSE
2020 Series G 4.375% Junior Subordinated Debentures due 2080
Entity Information [Line Items]
Title of 12(b) Security	2020 Series G 4.375% Junior Subordinated Debentures due 2080
Trading Symbol	DTB
Security Exchange Name	NYSE
2021 Series E 4.375% Junior Subordinated Debentures due 2081
Entity Information [Line Items]
Title of 12(b) Security	2021 Series E 4.375% Junior Subordinated Debentures due 2081
Trading Symbol	DTG
Security Exchange Name	NYSE
2025 Series H 6.25% Junior Subordinated Debentures due 2085
Entity Information [Line Items]
Title of 12(b) Security	2025 Series H 6.25% Junior Subordinated Debentures due 2085
Trading Symbol	DTK
Security Exchange Name	NYSE